Cover Page	Jul. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2026
Entity Registrant Name	SILGAN HOLDINGS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41459
Entity Tax Identification Number	06-1269834
Entity Address, Address Line One	601 Merritt 7
Entity Address, City or Town	Norwalk,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	975-7110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SLGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849869